1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Vendor Concentration and Deposits (Details)	12 Months Ended
Mar. 31, 2018 USD ($)
Concentration Risk, Percentage	15.00%
Deposits Assets, Noncurrent	$ 221,330
Supplier Concentration Risk | Cost of Goods, Product Line
Concentration Risk, Percentage	100.00%
Concentration Risk, Supplier	Prolieve catheter inventory from one supplier